CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (133,603)	$ (517)	$ (78,612)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization	13,789	15,530	14,207
Allowance for doubtful accounts	9,728	8,984	4,974
Share-based compensation	12,607	16,558	83,844
Foreign exchange loss	12	1,693	391
Realized loss on disposal of fixed assets		8	52
Impairment loss of goodwill and intangible assets	98,902
Impairment loss on equity investments	12,203	15,452	5,967
Changes in fair value of derivative liability	1,157
Realized gain on investments	(1,241)	(1,435)	(65)
Realized (gain)/loss on disposal of subsidiaries	2,963	(56,211)
Deferred income taxes	(4,365)	(3,248)	(6,450)
Other income from unrealized gain on investments and ADR depositary arrangement	(3,249)	(1,070)	(12,447)
Changes in operating assets and liabilities:
Accounts and notes receivable	(45,563)	(34,880)	(10,275)
Inventory	(94)	8,766	(1,143)
Prepaid expenses and other current assets	(7,438)	12,455	(5,093)
Other non-current assets	(9,793)	1,527	(5,459)
Accounts payable	18,047	19,614	10,644
Deferred revenue	(1,176)	(4,414)	(6,156)
Receipt in advance	1,441	(10,565)	7,405
Accrued expenses and other current liabilities	1,436	(7,324)	(3,168)
Tax payable and provision	(6,453)	7,107	7,595
Net cash provided by/(used in) operating activities	(40,690)	(11,970)	6,211
Cash flows from investing activities:
Restricted cash	1,640		(3,767)
Placement of term deposits	(241,417)	(180,624)	(124,613)
Withdrawal of term deposits	136,058	155,104	111,300
Purchase of available-for-sale investments	(37,065)	(289,266)	(37,588)
Proceeds from disposals of available-for-sale investments	37,201	290,701	37,653
Cash received from disposal of subsidiaries		77,248
Disbursements from the lending of the housing loans to employees	(90)	(81)	(81)
Proceeds from the repayments of the housing loans to employees	127	85	247
Cash paid for equity investment	(53,342)	(21,929)	(3,432)
Net cash paid for the business acquisitions	(17,834)	(25,348)	(22,979)
Collection of bridge loans	1,213	1,000	4,377
Net cash received from disposal of equity interest in a subsidiary	179,468	1,056	21,603
Net cash paid for acquisition of non-controlling interest	(21,224)	(17,753)
Bridge loans issued in connection with completed and potential investments	(1,548)	(8,783)
Purchase of property and equipment and intangible assets	(747)	(520)	(3,737)
Net cash used in investing activities	(17,560)	(19,110)	(21,017)
Cash flows from financing activities:
Proceeds from bank borrowings	3,848	6,175
Proceeds from convertible debt (net of issuance costs of US$8,580)	211,420
Proceeds from exercising of share options	106	156	2,420
Repayment of bank borrowings	(3,580)	(3,600)
Payment for repurchase of shares		(1,304)	(15,726)
Repayment of convertible senior notes	(172,500)
Proceeds from capital injection from shareholder	603
Net cash (used in) / provided by financing activities	39,897	1,427	(13,306)
Effect of exchange rate changes on cash and cash equivalents	(8,822)	(4,759)	1,378
Net decrease in cash and cash equivalents	(27,175)	(34,412)	(26,734)
Cash and cash equivalents at the beginning of the year	118,572	152,984	179,718
Cash and cash equivalents at the end of the year	91,397	118,572	152,984
Supplemental disclosures of cash flow information:
Cash paid for income taxes	8,793	2,244	3,873
Cash paid for interest	6,965	6,907	7,238
Supplemental disclosures of non-cash investing and financing activities:
Issuance of common shares in business combination (Note 4)			232,230
Consideration payable for acquiring associates	4,176	9,616	817
Other current assets due from disposal of a subsidiary		11,125
Derivative liability of contingent interest	$ 7,205